Costs and Expenses by Nature (Details) - Schedule of Depreciation Comprises - Cost of Sales and Services [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs and Expenses by Nature (Details) - Schedule of Depreciation Comprises [Line Items]
Property, plant and equipment	S/ 51,964	S/ 47,195	S/ 58,434
Right-of-use assets	9,082	8,809	9,498
Investment property	1,893	2,007	2,353
Total	62,939	58,011	70,285
Property, plant and equipment	2,371	5,113	6,406
Right-of-use assets	8,752	9,900	8,834
Investment property	1,964	1,964	1,963
Total	S/ 13,087	S/ 16,977	S/ 17,203